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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2012

Check here if Amendment [_]; Amendment Number: ______

   This Amendment (Check only one.):     [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Selz Capital LLC
Address. 1370 Avenue of the Americas (24/th/ Floor)
         New York, NY 10019

Form 13F File Number: 28-10873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bernard Selz
Title:   Managing Member
Phone:   (212) 554-5077

Signature, Place, and Date of Signing:

   /s/ Bernard Selz              New York, NY              April 25, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number       Name

    28-                        None
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      -0-

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: 312,796
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list state "NONE" and omit the column headings and list entries]

    No.    Form 13F File Number         Name

    ___    28-____________________      NONE

    [Repeat as necessary.]

SELZ CAPITAL, LLC
File Number: 028-10873

                                                                                                          COLUMN 8
                                                             COLUMN 4    COLUMN 5      COLUMN 6       VOTING AUTHORITY
COLUMN 1                           COLUMN 2        COLUMN 3   VALUE    SHARES/ PRN    INVESTMENT --------------------------
NAME OF ISSUER                  TITLE OF CLASS      CUSIP    (X$1000) AMOUNT/PUT-CALL DISCRETION   SOLE    SHARED   NONE
--------------                -------------------- --------- -------- --------------  ---------- --------- ------ ---------
ASSURED GUARANTY LTD......... COM                  G0585R106  20,815   1,260,000  SH     SOLE      489,000   --     771,000
ENERGY XXI (BERMUDA) LTD..... USD UNRS SHS         G10082140   9,028     250,000  SH     SOLE      102,000   --     148,000
SEAGATE TECHNOLOGY PLC....... SHS                  G7945M107   1,887      70,000  SH     SOLE       29,000   --      41,000
COSTAMARE INC................ SHS                  Y1771G102   6,197     450,000  SH     SOLE      160,000   --     290,000
SCORPIO TANKERS INC.......... SHS                  Y7542C106   1,412     200,000  SH     SOLE       82,000   --     118,000
ALLIANCE HOLDINGS GP LP...... COM UNITS LP         01861G100   1,132      26,000  SH     SOLE           --   --      26,000
ALLIANCE RES PARTNER L P..... UT LTD PART          01877R108  16,065     267,300  SH     SOLE       87,300   --     180,000
AMERICAN INTL GROUP INC...... COM NEW              026874784   1,542      50,000  SH     SOLE       21,000   --      29,000
ANNALY CAP MGMT INC.......... NOTE 4.0% 2/15/15    035710AA0   2,325   2,000,000  PRN    SOLE    1,000,000   --   1,000,000
ATLAS ENERGY LP.............. COM UNITS LP         04930A104   4,819     146,045  SH     SOLE       45,000   --     101,045
ATLAS RESOURCE PARTNERS LP... COM UNT LTD PR       04941A101     416      14,909  SH     SOLE        4,594   --      10,315
BOARDWALK PIPELINE PARTNERS.. UT LTD PARTNER       096627104   5,292     200,000  SH     SOLE       58,000   --     142,000
CYS INVESTMENTS INC.......... COM                  12673A108   1,309     100,000  SH     SOLE       34,000   --      66,000
CENTRAL EUROPEAN DIST CORP... NOTE 3.0% 3/15/13    153435AA0   7,026   7,950,000  PRN    SOLE    2,580,000   --   5,370,000
COEUR D ALENE MINES CORP IDA. COM NEW              192108504   7,122     300,000  SH     SOLE      108,000   --     192,000
COPANO ENERGY L L C.......... COM UNITS            217202100  10,710     300,000  SH     SOLE       92,000   --     208,000
CROSSTEX ENERGY L P.......... COM                  22765U102   2,734     160,000  SH     SOLE       56,000   --     104,000
DELTA AIR LINES INC DEL...... COM NEW              247361702   3,966     400,000  SH     SOLE      162,000   --     238,000
FXCM INC..................... COM CL A             302693106   4,547     350,000  SH     SOLE      144,000   --     206,000
FERRO CORP................... NOTE 6.50% 8/15/13   315405AL4  10,151  10,100,000  PRN    SOLE    3,010,000   --   7,090,000
FLAMEL TECHNOLOGIES SA....... SPONSORED ADR        338488109   1,875     365,500  SH     SOLE       27,000   --     338,500
FLOW INTL CORP............... COM                  343468104   2,143     533,000  SH     SOLE      227,000   --     306,000
GENESIS ENERGY L P........... UNIT LTD PARTN       371927104   7,685     250,000  SH     SOLE       53,000   --     197,000
GILEAD SCIENCES INC.......... COM                  375558103     489      10,000  SH     SOLE        4,000   --       6,000
GOLDCORP INC NEW............. COM                  380956409   1,352      30,000  SH     SOLE       30,000   --          --
ICONIX BRAND GROUP INC....... NOTE 1.875% 6/30/12  451055AB3   6,991   7,000,000  PRN    SOLE    2,870,000   --   4,130,000
ICONIX BRAND GROUP INC....... COM                  451055107   4,415     254,000  SH     SOLE      115,000   --     139,000
ICAHN ENTERPRISES LP/CORP.... FRNT 4.0% 8/15/13    451102AB3   3,984   4,000,000  PRN    SOLE    1,440,000   --   2,560,000
IMPERIAL HLDGS INC........... COM                  452834104     134      50,000  SH     SOLE           --   --      50,000
INERGY L P................... UNIT LTD PTNR        456615103   1,883     115,000  SH     SOLE       39,000   --      76,000
INTERNATIONAL BUSINESS MACHS. COM                  459200101   4,173      20,000  SH     SOLE       11,000   --       9,000
ISHARES SILVER TRUST......... ISHARES              46428Q109   9,414     300,000  SH     SOLE      108,000   --     192,000
KKR FINANCIAL HLDGS LLC...... NOTE 7.0% 7/15/12    48248AAB4     545     540,000  PRN    SOLE      540,000   --          --
KKR FINANCIAL HLDGS LLC...... COM                  48248A306   9,624   1,045,000  SH     SOLE      370,000   --     675,000
KINDER MORGAN MANAGEMENT LLC. SHS                  49455U100   5,345      71,619  SH     SOLE       38,210   --      33,409
MACQUARIE INFRASTR CO LLC.... MEMBERSHIP INT       55608B105  20,850     632,000  SH     SOLE      377,000   --     255,000
MAGELLAN MIDSTREAM PRTNRS LP. COM UNIT RP LP       559080106  10,923     151,000  SH     SOLE       71,000   --      80,000
MCMORAN EXPLORATION CO....... COM                  582411104   3,745     350,000  SH     SOLE      148,000   --     202,000
METLIFE INC.................. COM                  59156R108   7,470     200,000  SH     SOLE       88,000   --     112,000
NUSTAR GP HOLDINGS LLC....... UNIT RESTG LLC       67059L102  10,074     291,000  SH     SOLE       84,000   --     207,000
POLYPORE INTL INC............ COM                  73179V103   8,720     248,000  SH     SOLE      107,000   --     141,000
RESOURCE CAP CORP............ COM                  76120W302   5,821   1,080,000  SH     SOLE      382,000   --     698,000
RHINO RESOURCE PARTNERS LP... COM UNIT REPST       76218Y103   1,736      94,000  SH     SOLE       28,000   --      66,000
SPDR GOLD TRUST.............. GOLD SHS             78463V107  24,318     150,000  SH     SOLE       76,100   --      73,900
SILICON MOTION TECHNOLOGY CO. SPONSORED ADR        82706C108     969      50,000  SH     SOLE       20,000   --      30,000
SMART BALANCE INC............ COM                  83169Y108   6,610   1,000,000  SH     SOLE      400,000   --     600,000
SPROTT PHYSICAL GOLD TRUST... UNIT                 85207H104   1,446     100,000  SH     SOLE       40,000   --      60,000
TWO HARBORS INVT CORP........ COM                  90187B101   7,301     720,000  SH     SOLE      250,000   --     470,000
UNITED CONTINENTAL HLDGS INC. COM                  910047109   7,525     350,000  SH     SOLE      141,000   --     209,000
VICOR CORP................... COM                  925815102     758      94,700  SH     SOLE           --   --      94,700
WILLIAMS PARTNERS L P........ COM UNIT L P         96950F104     849      15,000  SH     SOLE       15,000   --          --
XEROX CORP................... COM                  984121103   1,615     200,000  SH     SOLE       99,000   --     101,000
YAMANA GOLD INC.............. COM                  98462Y100  13,519     866,500  SH     SOLE      298,500   --     568,000
                                                             -------
                                                             312,796
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